Taxes Other than Income Tax	12 Months Ended
Dec. 31, 2012
Taxes Other than Income Tax
20.	TAXES OTHER THAN INCOME TAX

Taxes other than income tax included in the consolidated statements of operations are comprised of the following:

	Years ended December 31,
	2012	2011	2010
Property and land tax	99,676	99,593	91,235
VAT	2,106	1,444	2,887
Fines and penalties related to taxes	2,534	291	1,881
Other taxes and penalties	22,831	1,460	14,737

Total taxes other than income tax	127,147	102,788	110,740

Property and land tax includes accruals for land tax, which amounted to $31,938, $39,855 and $37,775 for the years ended December 31, 2012, 2011 and 2010, respectively. This tax is levied on the land beneath the Group’s production subsidiaries that is occupied based on the right of ownership.

Property and land tax also includes expenses for the operating lease of land, which ranges between 1 and 49 years. These land lease expenses amounted to $38,161, $20,141 and $14,583 for the years ended December 31, 2012, 2011 and 2010, respectively. The table below presents future land rental payments for the next five years under non-cancelable operating lease agreements based on the current rental rates:

Year of payment	Operating lease payments
2013	60,428
2014	44,813
2015	45,427
2016	45,626
2017	43,693

Included in other taxes and penalties related to taxes are $4,248, $2,524 relating to fees for the environmental restoration and air contaminant emission for the years ended December 31, 2012 and 2011, respectively. Included in other taxes and penalties related to taxes are $12,614 income relating to reversal of franchise tax and $5,137 and $21,429 income relating to recalculation of mining taxes that belong to previous financial years for the years ended December 31, 2012 and 2011, respectively.